Prospectus Supplement August 1, 2001

To the Prospectus dated May 1, 2001 of:

IDS Life of New York Flexible Annuity (S-6175 R)
IDS Life of New York Employee Benefit Annuity (S-6177 R)
IDS Life of New York Variable Retirement and Combination Retirement Annuities (S-6174 P)

In the section entitled "The Variable Accounts and The Funds," the accounts that became available June 1, 2001 are amended to read:

-------------- ------------- ----------------------------- -------------------------------- -----------------------------
IDS Life       Established   Investing In                  Investment Objectives and        Investment Advisor or
Account                                                    Policies                         Manager
-------------- ------------- ----------------------------- -------------------------------- -----------------------------
15             03/29/01      AXP(R)Variable Portfolio -     Objective: high level of         IDS Life, investment
                             Diversified Equity Income     current income and, as a         manager;  AEFC, investment
                             Fund                          secondary goal, steady growth    advisor.
                                                           of capital. Invests primarily
                                                           in dividend-paying common and
                                                           preferred stocks.
-------------- ------------- ----------------------------- -------------------------------- -----------------------------
17             03/29/01      AXP(R)Variable Portfolio -     Objective: growth of capital.    IDS Life, investment
                             Equity Select Fund            Invests primarily in growth of   manager;  AEFC, investment
                                                           medium-sized companies.          advisor.
-------------- ------------- ----------------------------- -------------------------------- -----------------------------
16            03/29/01      AXP(R)Variable Portfolio -     Objective: long-term capital     IDS Life, investment
                             Growth Fund                   growth. Invests primarily in     manager;  AEFC, investment
                                                           common stocks and securities     advisor.
                                                           convertible into common stocks
                                                           that appear to offer growth
                                                           opportunities.
-------------- ------------- ----------------------------- -------------------------------- -----------------------------
18             03/29/01      Alliance VP Growth & Income   Objective: reasonable current    Alliance Capital
                             Portfolio  (Class B)          income and reasonable            Management, L.P.
                                                           appreciation. Invests
                                                           primarily in dividend-paying
                                                           common stocks of good quality.
-------------- ------------- ----------------------------- -------------------------------- -----------------------------
19             03/29/01      Wells Fargo VT Small Cap      Objective: long-term capital     Wells Fargo Funds
                             Growth Fund                   appreciation. Invests            Management, LLC, Advisor;
                                                           primarily in common stocks       Wells Capital Management
                                                           issued by companies whose        Incorporated, sub-advisor.
                                                           market capitalization falls
                                                           within the range of the
                                                           Russell 2000 Index, which is
                                                           considered a small
                                                           capitalization index.
-------------- ------------- ----------------------------- -------------------------------- -----------------------------


S-6175-21 A (8/01)

Valid until May 1, 2002